INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Summary of components of income (loss) before income taxes

The components of income (loss) before income taxes are as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
United States	$(95,489)	$104,984	$(27,823)
Foreign	61,972	31,142	(36)
Income (loss) before income taxes	$(33,517)	$136,126	$(27,859)

Summary of components of income tax expense (benefit)

The components of income tax expense (benefit) are as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Current:
United States	$20,652	$22,321	$8,854
Foreign	9,487	(7,756)	12,095
Total current income tax expense (benefit)	30,139	14,565	20,949
Deferred:
United States	13,356	4,698	(13,227)
Foreign	631	(534)	1,794
Total deferred income tax expense (benefit)	13,987	4,164	(11,433)
Total provision for income tax expense	$44,126	$18,729	$9,516

Summary of difference between income taxes computed at the U.S. federal statutory rate and the effective income tax rate

The items accounting for the difference between income taxes computed at the U.S. federal statutory rate and the effective income tax rate are as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Federal income tax expense (benefit) at the statutory rate	$(7,039)	$28,586	$(5,849)
Effect of:
State taxes, net of federal benefit	(3,092)	3,632	643
Tax impact of foreign earnings and losses	11,453	(10,171)	3,644
Stock-based compensation	2,230	236	169
Nondeductible net loss on fair value adjustment for warrant liabilities	34,659	—	—
Valuation allowance	12,223	1,532	13,763
Tax credits	(6,852)	(5,030)	(3,213)
Other, net	544	(56)	359
Income tax expense (benefit)	$44,126	$18,729	$9,516

Summary of reconciliation of the beginning and ending amounts of unrecognized tax benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Uncertain tax benefits, beginning of year	$33,425	$47,637	$45,003
Gross increase to tax positions related to prior years	31	121	1,239
Gross decrease to tax positions related to prior years	(1,109)	(413)	(42)
Gross increase to tax positions related to the current year	675	2,204	2,082
Gross decrease to tax positions related to the current year	—	—	—
Settlements	—	—	—
Lapse of statute of limitations	(4,055)	(16,124)	(645)
Uncertain tax benefits, end of year	$28,967	$33,425	$47,637

Summary of deferred tax assets, liabilities and valuation allowance

Deferred tax assets, liabilities and valuation allowance are as follows (in thousands):

	December 31,
	2022	2021
Deferred tax assets
Income tax attributes	$225,831	$204,531
Accrued liabilities and reserves	7,109	8,796
Operating lease liabilities	10,969	11,667
Prepaid expenses	—	6,483
Stock-based compensation expense	6,736	9,308
Other	1,656	1,150
Gross deferred tax assets	252,301	241,935
Less valuation allowance	(216,745)	(205,877)
Total deferred tax assets	35,556	36,058
Deferred tax liabilities
Amortization and depreciation	(43,556)	(39,167)
Operating lease assets	(9,139)	(10,512)
Prepaid expenses	(1,569)	—
Other	(10,095)	(2,081)
Net deferred tax liabilities, net of valuation allowance	$(28,803)	$(15,702)

Summary of deferred tax assets with respect to net operating loss carryforwards and expiration periods

The deferred tax assets at December 31, 2022, with respect to net operating loss carryforwards and expiration periods are as follows (in thousands):

	Deferred	Net Operating
	Tax	Loss
	Assets	Carryforwards
United States, expiring between 2024 and 2040	$10,676	$152,048
Foreign, expiring between 2022 and 2042	25,288	104,343
Foreign, indefinite	54,944	416,776
Total	$90,908	$673,167

Summary of U.S. federal tax credits as well as the expiration periods

The following is information pertaining to U.S. federal tax credits at December 31, 2022, as well as the expiration periods (in thousands):

Tax
Credits
United States, federal tax credit carryforwards:
Foreign tax credits, expiring between 2022 and 2032	$42,540
Total	$42,540